Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity
Equity
The following is a summary of our capital stock activity over the past three years:

	Common Stock Shares	Treasury Stock Shares
December 31, 2009	185,983,792	40,946,032
Stock options and awards	—	(1,767,712)
Repurchases of common stock, net	—	3,833,784
December 31, 2010	185,983,792	43,012,104
Stock options and awards	—	(918,946)
Repurchases of common stock, net	—	4,216,318
December 31, 2011	185,983,792	46,309,476
Stock options and awards	—	(1,156,452)
Repurchases of common stock, net	—	3,160,390
December 31, 2012	185,983,792	48,313,414

Accumulated other comprehensive gain (loss) consisted of the following:

	December 31,
(in Millions)	2012	2011
Deferred (loss) gain on derivative contracts	$(1.5)	$(7.2)
Pension and other postretirement liability adjustment	(380.4)	(353.5)
Foreign currency translation adjustments	(27.0)	(29.3)
Accumulated other comprehensive gain (loss)	$(408.9)	$(390.0)

See Note 1 regarding the stock split.
Dividends and Share Repurchases

On January 17, 2013, we paid dividends totaling $18.7 million to our shareholders of record as of December 31, 2012. This amount is included in “Accrued and other liabilities” on the consolidated balance sheets as of December 31, 2012. For the years ended December 31, 2012, 2011 and 2010, we paid $47.8 million, $41.2 million, and $36.4 million in dividends, respectively.

On February 17, 2012, the Board of Directors authorized the repurchase of up to $250 million of our common stock. At December 31, 2012, $244.8 million remained unused from the authorization. The repurchase program does not include a specific timetable or price targets and may be suspended or terminated at any time. Shares may be purchased through open market or privately negotiated transactions at the discretion of management based on its evaluation of market prevailing conditions and other factors. During the year ended December 31, 2012, 3,072,540 shares were repurchased under the publicly announced repurchase program for $144.9 million.